Income Taxes - Income Tax Expenses (Recoveries) Recognized in the Consolidated Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax
Current year	$ 773	$ 655
Global Minimum Taxes	222	231
Adjustments related to prior years	45	15
Total current tax	1,040	901
Deferred tax
Origination and reversal of temporary differences	(43)	424
Adjustments related to prior years	29	(113)
Effects of change in tax rates	8	0
Total deferred tax	(6)	311
Income tax expenses (recoveries)	$ 1,034	$ 1,212